Accounting policies - Summary of Insurance Revenue and Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure in tabular form of change in presentation of revenue and expenses due to the requirement of accounting standard [Line items]
Revenue from fee business	$ 1,449	$ 1,153	$ 823
Total revenue	3,892	2,907	2,394
Administrative expenses	(364)	(300)	(267)
Operating profit/(loss)	628	$ 494	$ (153)
Annual Improvements 2018-20 Amendments to IFRS 1 [member] | Change in the presentation of line items Due To the requirement of accounting standard [member]
Disclosure in tabular form of change in presentation of revenue and expenses due to the requirement of accounting standard [Line items]
Revenue from fee business	(15)
Insurance revenue	15
Total revenue	0
Administrative expenses	11
Insurance expenses	(11)
Operating profit/(loss)	$ 0